Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000228810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Ultra Short Income ETF - NAV Return
Average Annual Return, Percent	4.03%	3.54%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.84%	3.60%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent	3.79%	(0.03%)